Guarantor Financial Statements Condensed Consolidating Balance Sheet (Tables)	9 Months Ended
Sep. 30, 2013
Condensed Balance Sheet [Table Text Block]

Chiquita Brands International, Inc.
Condensed Consolidating Balance Sheet (Unaudited)
September 30, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and equivalents	$—	$11,337	$—	$25,531	$—	$36,868
Trade receivables, less allowances	—	50,198	65,918	188,920	—	305,036
Other receivables, net	—	1,136	6,957	59,241	—	67,334
Inventories	—	6,672	38,216	181,078	—	225,966
Prepaid expenses	787	1,620	10,402	33,118	—	45,927
Due from affiliates	195,264	1,640,085	976,746	438,826	(3,250,921)	—
Other current assets	—	23,262	9,726	—	—	32,988
Total current assets	196,051	1,734,310	1,107,965	926,714	(3,250,921)	714,119
Property, plant and equipment, net	—	25,080	191,740	168,993	—	385,813
Investments and other assets, net	23,909	74,231	5,168	66,806	(65,994)	104,120
Trademarks	—	208,085	61,500	179,500	—	449,085
Goodwill	—	—	175,200	—	—	175,200
Other intangible assets, net	—	—	98,543	90	—	98,633
Investments in affiliates	1,534,172	1,161,452	2,046	—	(2,697,670)	—
Total assets	$1,754,132	$3,203,158	$1,642,162	$1,342,103	$(6,014,585)	$1,926,970

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$40,625	$173	$105	$—	$40,903
Accounts payable	1,608	6,424	94,550	185,770	—	288,352
Accrued liabilities	10,709	17,809	51,383	44,206	—	124,107
Due to affiliates	741,897	1,246,090	875,909	387,025	(3,250,921)	—
Total current liabilities	754,214	1,310,948	1,022,015	617,106	(3,250,921)	453,362
Long-term debt and capital lease obligations, net of current portion	256,980	288,750	438	45	—	546,213
Accrued pension and other employee benefits	17,729	7,074	—	49,163	—	73,966
Deferred gain - sale of shipping fleet	—	—	—	23,083	—	23,083
Deferred tax liabilities	115	49,533	42,621	5,979	(65,994)	32,254
Other liabilities	10,361	12,681	28,763	31,554	—	83,359
Total liabilities	1,039,399	1,668,986	1,093,837	726,930	(3,316,915)	1,212,237
Commitments and contingencies	—	—	—	—	—	—
Total shareholders' equity	714,733	1,534,172	548,325	615,173	(2,697,670)	714,733
Total liabilities and shareholders' equity	$1,754,132	$3,203,158	$1,642,162	$1,342,103	$(6,014,585)	$1,926,970

Chiquita Brands International, Inc.
Condensed Consolidating Balance Sheet (Unaudited)
September 30, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and equivalents	$—	$8,121	$—	$63,645	$—	$71,766
Trade receivables, less allowances	—	50,964	59,197	159,731	—	269,892
Other receivables, net	—	808	5,161	60,633	—	66,602
Inventories	—	9,814	40,373	184,596	—	234,783
Prepaid expenses	664	2,591	8,637	35,278	—	47,170
Due from affiliates	90,543	2,022,139	1,216,321	473,315	(3,802,318)	—
Other current assets	—	—	17,096	10,197	(9,830)	17,463
Total current assets	91,207	2,094,437	1,346,785	987,395	(3,812,148)	707,676
Property, plant and equipment, net	—	21,211	205,755	165,918	—	392,884
Investments and other assets, net	15,245	27,077	2,393	57,445	(13,171)	88,989
Trademarks	—	208,085	38,500	179,500	—	426,085
Goodwill	—	—	18,095	—	—	18,095
Other intangible assets, net	—	—	89,189	65	—	89,254
Investments in affiliates	1,388,598	1,063,602	3,205	—	(2,455,405)	—
Total assets	$1,495,050	$3,414,412	$1,703,922	$1,390,323	$(6,280,724)	$1,722,983

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$1,500	$639	$52	$—	$2,191
Accounts payable	1,536	6,011	101,442	174,652	—	283,641
Accrued liabilities	25,657	34,674	53,633	44,212	(9,830)	148,346
Due to affiliates	895,730	1,460,459	1,075,060	371,069	(3,802,318)	—
Total current liabilities	922,923	1,502,644	1,230,774	589,985	(3,812,148)	434,178
Long-term debt and capital lease obligations, net of current portion	161,182	427,453	31,264	113	—	620,012
Accrued pension and other employee benefits	15,016	7,363	—	59,916	—	82,295
Deferred gain - sale of shipping fleet	—	—	—	9,823	—	9,823
Deferred tax liabilities	115	79,701	39,415	5,882	(13,171)	111,942
Other liabilities	1,505	8,653	19,168	41,098	—	70,424
Total liabilities	1,100,741	2,025,814	1,320,621	706,817	(3,825,319)	1,328,674
Commitments and contingencies	—	—	—	—	—	—
Total shareholders' equity	394,309	1,388,598	383,301	683,506	(2,455,405)	394,309
Total liabilities and shareholders' equity	$1,495,050	$3,414,412	$1,703,922	$1,390,323	$(6,280,724)	$1,722,983

Chiquita Brands International, Inc.
Condensed Consolidating Balance Sheet
December 31, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and equivalents	$2,601	$12,704	$—	$35,721	$—	$51,026
Trade receivables, less allowances	—	43,847	56,551	184,753	—	285,151
Other receivables, net	359	1,275	6,033	57,442	—	65,109
Inventories	—	10,033	40,313	169,695	—	220,041
Prepaid expenses	628	3,922	8,982	27,282	—	40,814
Due from affiliates	93,502	1,683,425	1,011,067	368,329	(3,156,323)	—
Other current assets	—	1,636	17,257	9,365	(9,923)	18,335
Total current assets	97,090	1,756,842	1,140,203	852,587	(3,166,246)	680,476
Property, plant and equipment, net	—	24,885	201,702	168,712	—	395,299
Investments and other assets, net	18,919	20,542	4,484	50,716	(13,133)	81,528
Trademarks	—	208,085	38,500	179,500	—	426,085
Goodwill	—	—	18,095	—	—	18,095
Other intangible assets, net	—	—	96,195	84	—	96,279
Investments in affiliates	1,316,926	976,368	3,162	—	(2,296,456)	—
Total assets	$1,432,935	$2,986,722	$1,502,341	$1,251,599	$(5,475,835)	$1,697,762

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Current portion of long-term debt	$—	$64,749	$206	$53	$—	$65,008
Accounts payable	1,809	9,620	80,466	182,729	—	274,624
Accrued liabilities	13,554	41,114	55,382	40,573	(9,923)	140,700
Due to affiliates	762,957	1,178,596	906,288	308,482	(3,156,323)	—
Total current liabilities	778,320	1,294,079	1,042,342	531,837	(3,166,246)	480,332
Long-term debt, net of current portion	259,520	280,500	488	9	—	540,517
Accrued pension and other employee benefits	13,317	8,149	—	53,678	—	75,144
Deferred gain - sale of shipping fleet	—	—	—	20,204	—	20,204
Deferred tax liabilities	115	79,488	39,302	5,856	(13,133)	111,628
Other liabilities	11,261	7,580	43,680	37,014	—	99,535
Total liabilities	1,062,533	1,669,796	1,125,812	648,598	(3,179,379)	1,327,360
Commitments and contingencies	—	—	—	—	—	—
Total shareholders' equity	370,402	1,316,926	376,529	603,001	(2,296,456)	370,402
Total liabilities and shareholders' equity	$1,432,935	$2,986,722	$1,502,341	$1,251,599	$(5,475,835)	$1,697,762